                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Markel Corporation
Address:   4521 Highwoods Pkwy
           Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas S. Gayner
Title:     President and Chief Investment Officer
Phone:     804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner     Richmond, VA                      5/14/2010
---------------------    ------------------------------    -------------------
[Signature]              [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:           109

Form 13F Information Table Value Total:  $   1,648,354
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      ----
 1       28-6056                   Markel Gayner Asset Management Corporation

                          FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ------------------------
         NAME OF ISSUER            TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED   NONE
---------------------------------  --------------  --------- -------- -------- --- ---- ------- -------- -------- ------ --------
3M Company                         COM             88579y101     2507    30000 SH       SOLE                30000
                                                                 7906    94600 SH       DEFINED 01          92000            2600
Abbott Laboratories                COM             002824100     3672    69700 SH       DEFINED 01          69000             700
Accenture                          COM             G1151C101      419    10000 SH       SOLE                10000
                                                                 4736   112900 SH       DEFINED 01         100000           12900
Air Products & Chemicals           COM             009158106      303     4100 SH       DEFINED 01                           4100
Alleghany Corporation              COM             017175100     1210     4161 SH       SOLE                 4161
Altria                             COM             02209S103     2395   116700 SH       DEFINED 01         114500            2200
American Express                   COM             025816109      413    10000 SH       SOLE                10000
                                                                16016   388172 SH       DEFINED 01         339000           49172
Anheuser-Busch Inbev ADR           COM             03524A108     3531    70000 SH       DEFINED 01          70000
Automatic Data Processing          COM             053015103    16507   371200 SH       DEFINED 01         365700            5500
Bank of New York Mellon Corp       COM             064058100       93     3019 SH       SOLE                 3019
                                                                 6572   212830 SH       DEFINED 01         194907           17923
Berkshire Hathaway Class B         COM             084670702    31297   385100 SH       SOLE               385100
                                                                96329  1185300 SH       DEFINED 01        1114900           70400
Berkshire Hathaway, Inc.           COM             084670108    33495      275 SH       SOLE                  275
                                                                75638      621 SH       DEFINED 01            585              36
Brookfield Asset Management        COM             112585104     7626   300000 SH       SOLE               300000
                                                                71316  2805519 SH       DEFINED 01        2595548          209971
Brown & Brown                      COM             115236101     3226   180000 SH       SOLE               180000
                                                                 3326   185628 SH       DEFINED 01         185628
Brown Forman Class A               COM             115637100    17826   283860 SH       DEFINED 01         281000            2860
Brown-Forman Class B               COM             115637209     4216    70915 SH       DEFINED 01          70250             665
Calumet                            COM             131476103      535    25700 SH       DEFINED 01          25000             700
Campbell Soup Co                   COM             134429109     2595    73400 SH       DEFINED 01          70000            3400

                                                                                                             VOTING AUTHORITY
                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ------------------------
         NAME OF ISSUER            TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED   NONE
---------------------------------  --------------  --------- -------- -------- --- ---- ------- -------- -------- ------ --------
Carmax                             COM             143130102     4019   160000 SH       SOLE               160000
                                                               129308  5147599 SH       DEFINED 01        4803070          344529
Caterpillar Inc                    COM             149123101    14851   236300 SH       DEFINED 01         230000            6300
Charles Schwab                     COM             808513105    11511   615900 SH       DEFINED 01         610000            5900
Cintas Corp                        COM             172908105     1967    70000 SH       DEFINED 01          70000
Coca Cola Co                       COM             191216100     3019    54900 SH       DEFINED 01          50000            4900
Comcast                            COM             20030N101      964    51200 SH       DEFINED 01                          51200
Costco                             COM             22160K105      299     5000 SH       SOLE                 5000
                                                                 1782    29850 SH       DEFINED 01          28000            1850
DENTSPLY                           COM             249030107     1235    35400 SH       DEFINED 01          35000             400
Diageo PLC                         COM             25243Q205    22157   328500 SH       SOLE               328500
                                                                62584   927860 SH       DEFINED 01         861500           66360
Disney                             COM             254687106     6982   200000 SH       SOLE               200000
                                                                45051  1290489 SH       DEFINED 01        1202500           87989
EOG Resources, Inc.                COM             26875p101     3346    36000 SH       DEFINED 01          36000
Emerson Electric                   COM             291011104     8830   175400 SH       DEFINED 01         158000           17400
Enterprise GP Holdings             COM             293716106      429    10000 SH       SOLE                10000
                                                                 6752   157200 SH       DEFINED 01         150000            7200
Exxon Corporation                  COM             30231G102    13383   199800 SH       SOLE               199800
                                                                20047   299293 SH       DEFINED 01         278000           21293
Fairfax Financial Holdings Ltd     COM             303901102   104808   279459 SH       SOLE               279459
Federated Investors                COM             314211103      264    10000 SH       SOLE                10000
                                                                 4648   176200 SH       DEFINED 01         175000            1200
Fidelity National Financial        COM             31620R105     6948   468850 SH       SOLE               468850
                                                                19055  1285750 SH       DEFINED 01        1194150           91600
Forest City Enterprises Class      COM             345550107    12159   843767 SH       DEFINED 01         812400           31367
Fortune Brands                     COM             349631101     2217    45700 SH       DEFINED 01          45000             700
General Dynamics                   COM             369550108    30175   390862 SH       DEFINED 01         370000           20862
General Electric                   COM             369604103     5369   295000 SH       SOLE               295000
                                                                60952  3349007 SH       DEFINED 01        3160000          189007
Heritage Crystal Clean Inc         COM             42726M106      937    82900 SH       DEFINED 01          82900
Home Depot                         COM             437076102      647    20000 SH       SOLE                20000

                                                                                                             VOTING AUTHORITY
                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ------------------------
         NAME OF ISSUER            TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED   NONE
---------------------------------  --------------  --------- -------- -------- --- ---- ------- -------- -------- ------ --------
                                                                30724   949742 SH       DEFINED 01         900000           49742
ITC Holdings Corp                  COM             465685105     8701   158200 SH       DEFINED 01         158000             200
Illinois Tool Works                COM             452308109    11510   243039 SH       DEFINED 01         220000           23039
Intel                              COM             458140100     1337    60000 SH       SOLE                60000
                                                                 4292   192542 SH       DEFINED 01         170000           22542
International Business Machine     COM             459200101     1282    10000 SH       SOLE                10000
                                                                 1353    10550 SH       DEFINED 01          10000             550
International Game Technology      COM             459902102     4612   250000 SH       SOLE               250000
                                                                16609   900231 SH       DEFINED 01         820000           80231
Investors Title Company            COM             461804106     7779   228850 SH       DEFINED 01         213300           15550
Johnson and Johnson                COM             478160104    18256   280000 SH       SOLE               280000
                                                                18145   278295 SH       DEFINED 01         262200           16095
Leucadia National Corp             COM             527288104    12613   508400 SH       DEFINED 01         495000           13400
Lowes                              COM             548661107     2303    95000 SH       SOLE                95000
                                                                 5207   214800 SH       DEFINED 01         170000           44800
Marriott International             COM             571903202     5736   181965 SH       SOLE               181965
                                                                39093  1240247 SH       DEFINED 01        1101907          138340
McDonalds                          COM             580135101    12203   182902 SH       DEFINED 01         171000           11902
Microsoft                          COM             594918104     1529    52190 SH       DEFINED 01          40000           12190
Nike                               COM             654106103     3690    50200 SH       DEFINED 01          50000             200
Northern Trust Corp                COM             665859104     7736   140000 SH       DEFINED 01         140000
Novo-Nordisk A/S                   COM             670100205    17853   231500 SH       DEFINED 01         215000           16500
NuStar GP Holdings                 COM             67059L102    17372   586300 SH       DEFINED 01         576500            9800
Patterson Companies Inc.           COM             703395103     3860   124300 SH       DEFINED 01         120000            4300
Paychex                            COM             704326107     1564    50900 SH       DEFINED 01          50000             900
Pepsico                            COM             713448108     4102    62000 SH       DEFINED 01          61300             700
Philip Morris International        COM             718172109     6087   116700 SH       DEFINED 01         114500            2200
Plum Creek Lumber MLP              COM             729251108     5836   150000 SH       SOLE               150000
                                                                 7988   205300 SH       DEFINED 01         200000            5300
Pool Corp                          COM             73278L105     2151    95000 SH       DEFINED 01          95000
Procter & Gamble                   COM             742718109     4011    63400 SH       DEFINED 01          62000            1400

                                                                                                             VOTING AUTHORITY
                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ------------------------
         NAME OF ISSUER            TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED   NONE
---------------------------------  --------------  --------- -------- -------- --- ---- ------- -------- -------- ------ --------
RLI Corporation                    COM             749607107    35296   619016 SH       DEFINED 01         598636           20380
Schlumberger                       COM             806857108     4188    66000 SH       DEFINED 01          65000            1000
State Street Corp                  COM             857477103     1824    40400 SH       DEFINED 01          40400
Sysco Corp                         COM             871829107     2507    85000 SH       SOLE                85000
                                                                21254   720465 SH       DEFINED 01         640000           80465
T.Rowe Price                       COM             74144T108      605    11000 SH       SOLE                11000
                                                                10142   184500 SH       DEFINED 01         184000             500
Teva Pharmaceuticals               COM                           3778    59900 SH       DEFINED 01          55000            4900
Union First Market Bankshares      COM             90662P104    52924  3504920 SH       SOLE              3504920
United Parcel Service              COM             911312106     4478    69520 SH       SOLE                69520
                                                                41002   636577 SH       DEFINED 01         583480           53097
W.P. Carey                         COM             92930Y107    27661   941500 SH       DEFINED 01         925200           16300
Wal-Mart Stores                    COM             931142103     6473   116425 SH       SOLE               116425
                                                                41806   751906 SH       DEFINED 01         678575           73331
Walgreen                           COM             931422109     8244   222260 SH       DEFINED 01         220000            2260
Washington Post Co                 COM             939640108     2399     5400 SH       DEFINED 01           5200             200
Washington Real Estate Investm     COM             939653101    12448   407475 SH       DEFINED 01         390300           17175
White Mountains                    COM             G9618E107    12993    36600 SH       SOLE                36600
                                                                19489    54900 SH       DEFINED 01          54900
Level 3 Communications             CONV            52729NBM1    32906 25000000 PRN      SOLE             25000000